OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of other expenses (income)

		Years ended December 31,
	Notes	2021	2020
COVID-19 expenses[1]		$16.0	$27.4
Temporary suspension costs[2]		—	16.0
Care and maintenance costs[3]		24.5	18.6
Write-down of assets		4.7	2.5
Consulting costs		0.5	1.5
Changes in asset retirement obligations at closed mines[4]	25(a)	40.7	6.1
Restructuring costs		1.0	—
Other		4.6	3.9
		$92.0	$76.0
1.COVID-19 expenses pertain to incremental costs resulting from the impact of COVID-19 on the operations of the Company, including costs related to incremental labour, transportation, safety and other operational measures and processes implemented to manage the impact of COVID-19.
2.Temporary suspension costs pertain to the temporary work stoppage at Rosebel from June 12 to July 24, 2020.
3.Westwood mine was on care and maintenance between March 25, 2020 and April 15, 2020 as directed by the Government of Quebec in response to the global COVID-19 crisis. Westwood mine was on care and maintenance between October 30, 2020 and June 1, 2021 due to a seismic event.
4.Changes in asset retirement obligations at closed mines primarily relates to an increase in the ARO for Doyon based on the updated closure plan.